Chesapeake Investors, Inc.

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

MARCH 31, 2003

Dear Shareholder:

The financial report, contained herein, shows results for the six month period ended March 31, 2003. Net investment income totalled $383,094 or $.10 per share compared to $368,038 or $.09 per share for the six month period ended March 31, 2002. The net asset value increased to $4.25 per share from $4.09 per share as of March 31, 2002.

It is the Company’s intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,

Albert W. Turner,	Warren W. Pearce, Jr.,
Chairman of the Board	President

May 12, 2003

CHESAPEAKE INVESTORS, INC.

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2003

ASSETS:
Investments in Long-Term Securities, at Fair Value (Amortized Cost $14,466,299)	$15,740,195
Investments in Short-Term Securities (at cost which approximates market)	77,830
Accrued Interest Receivable	264,423

Total Assets	16,082,448

LIABILITIES:
Accounts Payable and Accrued Expenses	18,903

Total Liabilities	18,903

NET ASSETS:
Net Assets (Equivalent to $4.25 per share based on 3,783,960 shares of capital stock outstanding)	$16,063,545

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES

MARCH 31, 2003

(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Fair Value
Investments in Long-Term Securities:
Alabama:
Birmingham, Alabama,
Refunding UT GO Bond 5.0%, due 4/1/19	AA	$420,000	$420,000	$440,433

Arizona:
Maricopa County
Arizona School District 5.5%, due 7/1/05	AAA	650,000	654,644	706,250

Arkansas:
Jefferson County, Arkansas
Single Family Mortgage 7.25%, due 12/1/10	Aaa	315,000	297,630	378,324
Little Rock, Arkansas
Single Family Mortgage, 7.3%:
due 9/1/03	AAA	35,000	34,923	35,895
due 9/1/04	AAA	35,000	34,749	38,019
due 9/1/05	AAA	40,000	39,528	45,586
due 9/1/06	AAA	35,000	34,437	41,455
due 9/1/07	AAA	45,000	44,095	54,681
due 9/1/08	AAA	50,000	48,808	62,046
due 9/1/09	AAA	50,000	48,633	62,951
due 9/1/10	AAA	30,000	29,081	38,171
due 9/1/11	AAA	5,000	5,000	6,391

Total Arkansas		640,000	616,884	763,519

California:
California State Water
Water Revenue Serial W 5.5%, due 12/1/14	AAA	360,000	408,684	414,914

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

MARCH 31, 2003

(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Fair Value
Florida:
City of Gainesville, Florida,
Utility System Revenue, 9.125%, due 10/1/05	AAA	500,000	500,000	555,910

Georgia:
Municipal Electric Authority 6%, due 1/1/05	AAA	700,000	708,435	751,751

Hawaii:
Hawaii State
UTGO Bond 6%, due 12/1/12	AAA	500,000	555,295	596,085

Illinois:
Chicago, Illinois
School Finance Authority 5%, due 6/1/09	AAA	650,000	632,169	689,402
Cook County School District
Berwyn South Serial A 5.25%, due 12/1/21	Aaa	400,000	427,585	421,880

Total Illinois		1,050,000	1,059,754	1,111,282

Louisiana:
Shreveport, Louisiana,
Single Family Mortgage, 6.75%, due 9/1/10	Aaa	330,000	304,707	380,681

Massachusetts:
Massachusetts Bay
Transit Authority 5.75%, due 7/1/15	AAA	500,000	514,114	568,384

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

MARCH 31, 2003

(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Fair Value
Michigan:
Lanse Creuse Michigan
Public Schools 4.5%, due 5/1/16	AAA	405,000	405,385	419,811
Michigan Municipal Bond
Authority 5.375%, due 10/1/15	AAA	400,000	435,465	445,268

Total Michigan		805,000	840,850	865,079

New Hampshire:
New Hampshire Municipal Bond
Series B 4.4%, due 8/15/16	AAA	500,000	498,780	514,060

New Jersey:
New Jersey State Ref-Ser F 5.25%, due 8/1/14	AA+	750,000	758,800	826,320
New Jersey State
Transportation Trust 6%, due 12/15/16	AAA	700,000	755,297	836,618

Total New Jersey		1,450,000	1,514,097	1,662,938

New York:
New York State
Local Revenue 5.375%, due 4/1/16	A+	200,000	190,910	204,000
New York State: (Continued)
New York State
Local Revenue 5.125%, due 4/1/10	AAA	400,000	395,500	440,408

Total New York		600,000	586,410	644,408

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

MARCH 31, 2003

(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Fair Value
Ohio:
Cleveland, Ohio
Municipal School District 5%, due 12/1/22	AAA	300,000	314,023	309,828

Pennsylvania:
Allegheny County, Pennsylvania
Hospital Development Authority 6.0%, due 11/1/23	AAA	700,000	677,944	714,000
Pennsylvania Intergovernmental
Coop Authority Special Tax Revenue 7%, due 6/15/04	AAA	500,000	503,127	535,250
Pennsylvania State Higher Education
Facilities Authority Revenue 6%, due 1/15/22	A	500,000	494,657	522,670

Total Pennsylvania		1,700,000	1,675,728	1,771,920

South Carolina:
Myrtle Beach
Water and Sewer Revenue 5.375%, due 3/1/16	AAA	400,000	435,647	443,432

Tennessee:
Tennessee Housing Development
Agency Home Ownership 5.375%, due 1/1/18	AA	500,000	500,000	517,394

Texas:
Texas Water Development
Board Revenue 5.5%, due 7/15/10	AAA	750,000	751,463	831,982

CHESAPEAKE INVESTORS, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)

MARCH 31, 2003

(UNAUDITED)

	Rating*	Face Amount	Amortized Cost	Fair Value
Utah:
Salt Lake City, Utah
Hospital Revenue 8.125%, due 5/15/15	AAA	700,000	706,904	938,280

Washington:
Washington State Public Power 5.125%, due 7/1/17	AAA	400,000	393,486	431,980

West Virginia:
West Virginia School Building
Capital Improvement Bond 4.5%, due 7/1/15	AAA	500,000	506,394	519,685

Total Investments in Long-Term Securities		$14,255,000	$14,466,299	$15,740,195

* Ratings - Standard & Poor’s or Moody’s

                      Unaudited

	Face Amount	Cost
Investments in Short-Term Securities:
State Street Global Advisor
Tax Free Money Market Fund, 0.65%	$77,830	$77,830

Total Investments in Short-Term Securities	$77,830	$77,830

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS PERIOD ENDED

MARCH 31, 2003

(UNAUDITED)

INVESTMENT INCOME:
Interest Income	$449,544

EXPENSES:
Investment Advisory Fee	27,397
Custodian Fees	1,784
Transfer Agent and Dividend
Disbursing Agent Fees	6,986
Legal and Auditing Services	15,891
Administrative Services	9,000
Compensation of Directors not Members of the Investment Adviser's Organization	2,500
Printing Costs	2,453
Miscellaneous	439

Total Expenses	66,450

Net Investment Income	383,094

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized Gain On Investments
Transactions (Excluding Short-Term Securities):
Proceeds from Sales	1,443,000
Cost of Investments Sold	1,431,814

Net Realized Gain on Investments	11,186

Unrealized Loss on Investments:
Unrealized Appreciation of Investments at Beginning of Period	1,360,051
Unrealized Appreciation of Investments at End of Period	1,273,895

Net Unrealized Loss on Investments	(86,156)

Net Realized and Unrealized Loss on Investments	(74,970)

Net Increase in Net Assets Resulting from Operations	$308,124

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2003 AND

FOR THE YEAR ENDED SEPTEMBER 30, 2002

	Six Month Period Ended March 31, 2002	Year Ended September 30, 2002
	(Unaudtied)	(Audited)
INCREASE IN NET ASSETS:
Operations:
Net Investment Income	$383,094	$667,601
Net Realized Gain on Investments	11,186	29,149
Net Unrealized Gain (Loss) on Investments	(86,156)	296,391

Net Increase in Net Assets Resulting from Operations	308,124	993,141
Dividends to Shareholders from:
Net Investment Income	(273,564)	(718,942)
Net Realized Gain on Investments	(29,149)	—

Total Increase in Net Assets	5,411	274,199
NET ASSETS:
Beginning of Period	16,058,134	15,783,935

End of Period (Including Undistributed Net Investment Income of $866,100 and $756,570, respectively, and undistributed net realized gains of $11,186 and $29,149, respectively.)	$16,063,545	$16,058,134

See Notes to Financial Statements

CHESAPEAKE INVESTORS, INC.

NOTES TO FINANCIAL STATEMENTS

(1) – SIGNIFICANT ACCOUNTING POLICIES

Chesapeake Investors, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Security Valuation – Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

B. Federal Income Taxes – The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles and tax differences in the character of income and expense recognition.

C. Other – The Company follows industry practice and records security transactions on the trade date. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

(2) – CAPITAL STOCK

At March 31, 2003, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at March 31, 2003 totalled 3,783,960.

(3) – PURCHASES AND SALES OF SECURITIES

Sales and maturities of securities during the six month period ended March 31, 2003, other than short-term securities, aggregated $1,443,000.

Purchases of long-term securities during the six month period ended March 31, 2003 totalled $1,589,071.

For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at March 31, 2003, was $14,256,150. Gross unrealized gains and losses totalled $1,493,945 and $9,900, respectively, for Federal income tax purposes at March 31, 2003.

(4) – INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for the six month period ended March 31, 2003 totalled $27,397.

For the six month period ended March 31, 2003, fees of $9,000 for administrative services were paid to Carrollton Enterprises Management Company, LLC. The Chairman of the Board is the owner of that firm.

(5) – DIVIDENDS

During the six month period ended March 31, 2003, the Company distributed dividends of $302,712 to its shareholders. On March 21, 2003, the Company declared a $.06 per share dividend aggregating $227,034 payable April 17, 2003, to shareholders of record April 4, 2003

CHESAPEAKE INVESTORS, INC.

SUPPLEMENTARY INFORMATION

FINANCIAL HIGHLIGHTS

	Six-Months March 31, 2003	Fiscal Year 2002	Fiscal Year 2001	Fiscal Year 2000	Fiscal Year 1999
PER SHARE DATA:*
Investment Income	$.12	.21	$.22	$.23	$.23
Expenses	.02	.03	.03	.03	.03

Net Investment Income	.10	.18	.19	.20	.20
Dividends from:
Net Investment Income	(.07)	(.19)	(.19)	(.20)	(.21)
Net Realized Gain on Investments	—	—	(.01)	(.02)	—
Net Realized and Unrealized Gain (Loss) on Investments	(.02)	.08	.12	—	(.20)

Net Increase (Decrease) in Net Asset Value	.01	(.07)	(.11)	(.02)	(.21)
Net Asset Value:
Beginning of Period	4.24	4.17	4.06	4.08	4.29

End of Period	$4.25	4.24	$4.17	$4.06	$4.08

RATIOS:
Ratio of Expenses to Average Net Assets	.42%	.75%	.73%	.73%	.79%
Ratio of Net Investment Income to Average Net Assets	2.41%	4.23%	4.69%	4.96%	4.82%

*Selected data for a share of capital stock outstanding throughout the year.

DIRECTORS	INVESTMENT ADVISER

Albert W. Turner	Federated Investment
Herndon G. Kilby	Counseling, Inc.
Warren W. Pearce, Jr.	Pittsburgh, Pennsylvania
Edna L.Ryon
Harry F. Breitbach
CUSTODIAN

State Street Bank and Trust Company
North Quincy, Massachusetts

OFFICERS	TRANSFER AGENT

Albert W. Turner, Chairman of the Board	Registrar and Transfer Company Cranford, New Jersey
Warren W. Pearce, Jr., President
Herndon G. Kilby, Secretary-Treasurer

OFFICES

11785 Beltsville Drive
Beltsville, Maryland